COMMON SHARES	12 Months Ended
Feb. 28, 2018
Stockholders' Equity Note [Abstract]
Common Shares [Text Block]
17.	COMMON SHARES

The Company has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders' vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes. Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

The computation of ADSs below have been given effect to the Ratio Change as disclosed in Note 12.

During the years ended February 29, 2016, February 28, 2017 and February 28, 2018, nil, nil and 900,000 Class B common shares were converted into nil, nil and 900,000 Class A common shares, respectively.

During the years ended February 29, 2016, February 28, 2017 and February 28, 2018, 1,419,484, 1,726,874 and 2,314,190 shares were issued in connection with vested shares and converted into 4,258,452, 5,180,622 and 6,942,570 ADSs, respectively (representing 1,419,484, 1,726,874 and 2,314,190 Class A common shares, respectively).

During the years ended February 29, 2016, February 28, 2017 and February 28, 2018, 40,136, 103,888 and 76,491 of share options were exercised and converted into 120,408, 311,664 and 229,473 ADSs, respectively (representing 40,136, 103,888 and 76,491 Class A common shares, respectively).

During the years ended February 29, 2016, February 28, 2017 and February 28, 2018, 478,036, 647,859 and nil Class A common shares were issued as consideration for the business acquisitions, respectively.

During the years ended February 28, 2017 and February 28, 2018, 342,462 and 16,380,780 Class A common shares issued to bond holders were converted into 1,027,386 and 49,142,340 ADSs, respectively.

During the year ended February 28, 2018, the Company issued 135,264 common shares to noncontrolling shareholders, in addition to $10,448,063 cash consideration, for the purchase of the remaining noncontrolling interest of certain consolidated subsidiaries at the carrying amount of $2,858,310. Another purchase of noncontrolling interest, at the carrying amount of $15,254,971, with cash consideration of $14,593,430 was completed during fiscal year 2018. This was accounted for as an equity transaction with difference recorded in additional paid-in capital.

On January 5, 2018, the Company entered into a subscription agreement with certain investors (the “Purchasers”), pursuant to which the Company issued 5,464,481 Class A common shares to the Purchasers in a private placement for aggregate proceeds of $500,000,012.